Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5) Property, Plant and Equipment
Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2009	2010
	RMB	RMB
Office equipment, furniture and fixtures	95,456	97,028
Motor vehicles	40,639	47,030
Leasehold improvements	6,961	9,548

Total	143,056	153,606
Less: Accumulated depreciation	(34,738)	(51,431)

Property, plant and equipment, net	108,318	102,175

No impairment for property, plant and equipment was recorded for the years ended December 31, 2008, 2009 and 2010.